INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

NOTE L — INCOME TAXES

Income tax expense (benefit) consisted of:

	Years Ended December 31,
	2011	2010	2009
Current
Federal	$(553,959)	$320,479	$233,481
State	—	55,641	54,625
Total current	(553,959)	376,120	288,106
Deferred
Federal	(617,679)	(274,286)	(206,887)
Valuation allowance provided against net deferred tax assets	2,746,962	—	—
Total deferred	2,129,283	(274,286)	(206,887)
Total income tax expense	$1,575,324	$101,834	$81,219

The principal components of the deferred portion of income tax expense or (benefit) were:

	Years Ended December 31,
	2011	2010	2009

Provision for loan losses	$376,533	$55,328	$21,363
Accelerated depreciation	(25,562)	(17,588)	9,783
Deferred net loan costs and fees	23,173	11,797	38,019
Deferred compensation expense	(199,793)	(179,315)	(160,544)
Writedowns of foreclosed assets	(552,794)	(101,003)	—
Excess charitable contributions carryforward	(20,818)	4,415	(4,415)
Nonaccrual loan interest	(20,069)	(7,589)	—
Alternative minimum tax credit carryforward	151,424	(40,331)	(111,093)
Valuation allowance provided against deferred tax assets	2,746,962	—	—
Other	(349,773)	—	—
Total	$2,129,283	$(274,286)	$(206,887)

Income before income taxes presented in the consolidated statements of income for the years ended December 31, 2011, 2010 and 2009 included no foreign component.  A reconciliation between the income tax expense (benefit) and the amount computed by applying the federal statutory rate of 34% to income before income taxes follows:

	Years Ended December 31,
	2011	2010	2009

Tax expense (benefit) at statutory rate	$(627,883)	$413,009	$401,857
State income tax, net of federal income tax benefit	—	36,723	36,053
Tax-exempt interest income	(232,104)	(258,267)	(274,727)
Non-deductible interest expense to carry tax-exempt instruments	13,454	21,313	30,394
Non-taxable increase in value of life insurance contracts	(118,875)	(128,163)	(125,380)
Non-taxable bargain purchase income	(288,194)	—	—
Non-deductible merger expenses	59,243	—	—
Valuation allowance provided against deferred tax assets	2,746,962	—	—
Other, net	22,721	17,219	13,022
Total	$1,575,324	$101,834	$81,219

Deferred tax assets and liabilities included in the balance sheet consisted of the following:

	December 31,
	2011	2010
Deferred tax assets
Allowance for loan losses	$1,142,380	$1,518,913
Deferred net loan fees	60,934	84,108
Nonaccrual loan interest	27,658	7,589
Writedowns of foreclosed assets	653,797	101,003
Non-qualified stock options	96,088	96,088
Deferred compensation	810,600	610,807
Excess charitable contributions carryforward	20,818	—
Acquired in business combination, net	694,515	—
Alternative minimum tax credit carryforward	—	151,424
Net operating loss carryforward	326,936	—
Other	22,839	—
Gross deferred tax assets	3,856,565	2,569,932
Valuation allowance	(2,746,962)	—
Total	1,109,603	2,569,932

Deferred tax liabilities
Accelerated depreciation and amortization	249,106	274,669
Unrealized net holding gains on available-for-sale securities	860,497	61,899
Gross deferred tax liabilities	1,109,603	336,568
Net deferred income tax assets	$—	$2,233,364

The portion of the change in net deferred tax assets or liabilities which is related to unrealized holding gains and losses on available-for-sale securities is charged or credited directly to other comprehensive income or loss.  The balance of the change in net deferred tax assets is charged or credited to income tax expense.  In 2011, 2010 and 2009, $798,989, ($267,196) and ($145,962), respectively, was credited or (charged) to other comprehensive income.  In 2011, 2010 and 2009, $2,129,283, ($274,286) and ($206,887), respectively, was charged (credited) to income tax expense.

As of December 31, 2011, we have net operating loss carryforwards totaling $1,390,371.  Of this amount, $428,792 is subject to expiration of $22,568 each year through 2030.  The remaining $961,579 will expire in 2031.

Determination of whether deferred tax assets are realizable is highly subjective and dependent on judgment concerning the Company’s evaluation of both positive and negative evidence, forecasts of future federally taxable income, the applicability and intent to implement tax planning strategies, and assessment of current and future economic and business conditions.  Positive evidence considered includes our historic record of generating earnings, the existence of taxes paid in available carryback years, and the probability that we will generate federally taxable income in future periods.  Negative evidence considered includes the recent trend of lower amounts of federally taxable income due to an increasing proportion of tax exempt income, increased holdings of collateral dependent nonaccrual and TDR loans, and the effects of acquiring, holding and disposing of foreclosed assets.

As of December 31, 2011, we utilized all of our available carrybacks and AMT credits totaling $755,998.   Current estimates of future federally taxable income over the next five years are not sufficient to assure realization of any of the Company’s net deferred tax assets.  Accordingly, $2,746,962 was provided to establish a valuation allowance to reduce the net deferred tax assets to zero.  As of December 31, 2010, management believed, based on $1,635,000 of refundable income taxes available from carryback years and the amounts of future taxable income then projected, that deferred tax assets would be fully realized and no valuation allowance was required.

As of December 31, 2011 and 2010, no tax benefits were disallowed under ASC 740-10-25-5 through 17 (formerly the provisions of FASB Interpretation 48 “Accounting for Uncertainty in Income Taxes”).  A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized upon examination.  For tax benefits that do meet the “more likely than not” criterion, no tax benefit is recorded.

In January 2012, the Internal Revenue Service (“IRS”) began conducting an examination of our federal income tax returns for 2009 and 2010.  Upon completion of the examination, we were provided with notices of proposed adjustments for those tax years.  The proposed adjustments involved increases to federal taxable income for those tax years totaling $376,624.  Of that amount, $357,562 involved the disallowance of the deduction for certain expenses associated with maintaining the Company’s foreclosed real estate and requiring, instead, that such amounts be capitalized.  The IRS’s position with regard to these expenses is currently controversial within the banking industry, and management intends to appeal this proposed tax treatment.  The total potential tax assessment that could result from the proposed adjustments is approximately $128,000, excluding any penalties or interest which we believe would not be material in amount.  In any event, the Company has an available federal income tax net operating loss carryback generated in 2011 that is more than sufficient to offset the IRS’s proposed additions to federal taxable income for the years under examination.

In conjunction with the acquisition of Bank of Westminster, we recognized bargain purchase income of $847,629 which represents the accounting residual remaining after comparing the consideration paid with the fair value of the net assets estimated by independent valuation firms as of the purchase date.  Net deferred tax assets of $694,515 included in net assets acquired reflect the tax-effected differences between the income tax bases of the net assets acquired and their estimated fair values.  A valuation allowance of $2,746,962 was recorded against the Company’s deferred income tax assets through a charge to income tax expense during 2011.  Therefore, $694,515, or 81.9%, of the bargain purchase income was effectively offset by the charge to income tax expense.  Refer to Note B to the Consolidated Financial Statements.

We are subject to US federal income tax as well as income tax of the State of South Carolina.  With few exceptions, we are no longer subject to examination by these taxing authorities for years before 2008 for federal and state income tax.  Interest and penalties related to income tax matters are recognized as interest expense and other noninterest expense, respectively.